Loans, allowance for loan losses and credit quality - Allowance roll-forward (Details 2) SFr in Millions	12 Months Ended
	Dec. 31, 2019 CHF (SFr) day year	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)
Allowance for loan losses
Balance at beginning of period	SFr 902	SFr 882	SFr 938
Net movements recognized in statements of operations	284	201	190
Gross write-offs	(299)	(269)	(302)
Recoveries	25	58	53
Net write-offs	(274)	(211)	(249)
Provisions for interest	42	30	13
Foreign currency translation impact and other adjustments, net	(8)	0	(10)
Balance at end of period	946	902	882
of which individually evaluated for impairment	609	608	654
of which collectively evaluated for impairment	337	294	228
Gross loans held at amortized cost
Gross loans held at amortized cost	285,179	273,723	264,830
of which individually evaluated for impairment	2,126	2,192	2,110
of which collectively evaluated for impairment	283,053	271,531	262,720
Loans held at amortized cost
Purchases	2,496	2,163	3,381
Reclassifications from loans held-for-sale	11	1	63
Reclassifications to loans held-for-sale	3,138	2,352	7,407
Sales	SFr 3,001	2,268	7,051
Value of collateral
Maximum period for fair value determination of collateral on impaired loans (in days) | day	90
Period for appraisal of Property values, Minimum (in years) | year	1
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	SFr 715	662	722
Net movements recognized in statements of operations	221	182	136
Gross write-offs	(213)	(184)	(242)
Recoveries	16	37	41
Net write-offs	(197)	(147)	(201)
Provisions for interest	28	19	14
Foreign currency translation impact and other adjustments, net	(7)	(1)	(9)
Balance at end of period	760	715	662
of which individually evaluated for impairment	464	462	475
of which collectively evaluated for impairment	296	253	187
Gross loans held at amortized cost
Gross loans held at amortized cost	126,865	119,962	112,553
of which individually evaluated for impairment	1,443	1,515	1,478
of which collectively evaluated for impairment	125,422	118,447	111,075
Loans held at amortized cost
Purchases	2,478	2,163	3,381
Reclassifications from loans held-for-sale	11	1	63
Reclassifications to loans held-for-sale	3,138	2,351	7,407
Sales	3,001	2,267	7,051
Consumer
Allowance for loan losses
Balance at beginning of period	187	220	216
Net movements recognized in statements of operations	63	19	54
Gross write-offs	(86)	(85)	(60)
Recoveries	9	21	12
Net write-offs	(77)	(64)	(48)
Provisions for interest	14	11	(1)
Foreign currency translation impact and other adjustments, net	(1)	1	(1)
Balance at end of period	186	187	220
of which individually evaluated for impairment	145	146	179
of which collectively evaluated for impairment	41	41	41
Gross loans held at amortized cost
Gross loans held at amortized cost	158,314	153,761	152,277
of which individually evaluated for impairment	683	677	632
of which collectively evaluated for impairment	157,631	153,084	151,645
Loans held at amortized cost
Purchases	18	0	0
Reclassifications from loans held-for-sale	0	0	0
Reclassifications to loans held-for-sale	0	1	0
Sales	SFr 0	SFr 1	SFr 0